Condensed consolidating financial statements Balance sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 39,582	$ 41,063	$ 20,548	$ 20,348
Accounts receivable—trade, net	250,272	228,947
Inventories, net	441,049	455,129
Other current assets	78,565	49,738
Total current assets	809,468	774,877
Property and equipment, net of accumulated depreciation	180,292	152,983
Intangibles, net	295,352	257,419
Goodwill	802,318	695,799	600,827
Investment in unconsolidated subsidiary	60,292	0
Investment in affiliates	0	0
Long-term advances to affiliates	0	0
Other long-term assets	21,147	11,902
Total assets	2,168,869	1,892,980
Current liabilities
Accounts payable—trade	100,221	98,990
Accrued liabilities	96,529	85,893
Current portion of debt and other current liabilities	23,233	88,184
Total current liabilities	219,983	273,067
Long-term debt, net of current portion	512,077	400,201
Long-term payables to affiliates	0	0
Other long-term liabilities	105,843	57,557
Total liabilities	837,903	730,825
Total stockholder's equity	1,330,355	1,161,472
Noncontrolling interest in subsidiary	611	683
Equity	1,330,966	1,162,155	655,132	463,077
Total liabilities and equity	2,168,869	1,892,980
Consolidation, Eliminations [Member]
Current assets
Cash and cash equivalents	0	0	0	0
Accounts receivable—trade, net	0	0
Inventories, net	(5,066)	(2,759)
Other current assets	0	0
Total current assets	(5,066)	(2,759)
Property and equipment, net of accumulated depreciation	0	0
Intangibles, net	0	0
Goodwill	0	0
Investment in unconsolidated subsidiary	0
Investment in affiliates	(1,663,723)	(1,451,639)
Long-term advances to affiliates	(720,653)	(515,088)
Other long-term assets	0	0
Total assets	(2,389,442)	(1,969,486)
Current liabilities
Accounts payable—trade	0	0
Accrued liabilities	0	0
Current portion of debt and other current liabilities	0	0
Total current liabilities	0	0
Long-term debt, net of current portion	0	0
Long-term payables to affiliates	(720,653)	(515,088)
Other long-term liabilities	0	0
Total liabilities	(720,653)	(515,088)
Total stockholder's equity	(1,668,789)	(1,454,398)
Noncontrolling interest in subsidiary	0	0
Equity	(1,668,789)	(1,454,398)
Total liabilities and equity	(2,389,442)	(1,969,486)
FET, Inc. Parent [Member] | Reportable Legal Entities [Member]
Current assets
Cash and cash equivalents	0	0	0	0
Accounts receivable—trade, net	0	0
Inventories, net	0	0
Other current assets	63	48
Total current assets	63	48
Property and equipment, net of accumulated depreciation	0	0
Intangibles, net	0	0
Goodwill	0	0
Investment in unconsolidated subsidiary	0
Investment in affiliates	1,209,699	1,059,017
Long-term advances to affiliates	623,337	515,088
Other long-term assets	15,658	8,045
Total assets	1,848,757	1,582,198
Current liabilities
Accounts payable—trade	0	0
Accrued liabilities	7,194	1,282
Current portion of debt and other current liabilities	0	19,464
Total current liabilities	7,194	20,746
Long-term debt, net of current portion	511,208	399,980
Long-term payables to affiliates	0	0
Other long-term liabilities	0	0
Total liabilities	518,402	420,726
Total stockholder's equity	1,330,355	1,161,472
Noncontrolling interest in subsidiary	0	0
Equity	1,330,355	1,161,472
Total liabilities and equity	1,848,757	1,582,198
Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets
Cash and cash equivalents	0	8,092	2,313	2,513
Accounts receivable—trade, net	172,563	167,949
Inventories, net	310,191	343,828
Other current assets	41,495	40,061
Total current assets	524,249	559,930
Property and equipment, net of accumulated depreciation	143,180	118,646
Intangibles, net	220,980	226,933
Goodwill	526,083	487,778
Investment in unconsolidated subsidiary	60,292
Investment in affiliates	454,024	392,622
Long-term advances to affiliates	97,316	0
Other long-term assets	4,168	2,926
Total assets	2,030,292	1,788,835
Current liabilities
Accounts payable—trade	69,467	72,820
Accrued liabilities	43,693	54,363
Current portion of debt and other current liabilities	9,217	48,204
Total current liabilities	122,377	175,387
Long-term debt, net of current portion	824	197
Long-term payables to affiliates	619,778	503,585
Other long-term liabilities	77,614	50,649
Total liabilities	820,593	729,818
Total stockholder's equity	1,209,699	1,059,017
Noncontrolling interest in subsidiary	0	0
Equity	1,209,699	1,059,017
Total liabilities and equity	2,030,292	1,788,835
Non-Guarantor Subsidiaries [Member] | Reportable Legal Entities [Member]
Current assets
Cash and cash equivalents	39,582	32,971	18,235	17,835
Accounts receivable—trade, net	77,709	60,998
Inventories, net	135,924	114,060
Other current assets	37,007	9,629
Total current assets	290,222	217,658
Property and equipment, net of accumulated depreciation	37,112	34,337
Intangibles, net	74,372	30,486
Goodwill	276,235	208,021
Investment in unconsolidated subsidiary	0
Investment in affiliates	0	0
Long-term advances to affiliates	0	0
Other long-term assets	1,321	931
Total assets	679,262	491,433
Current liabilities
Accounts payable—trade	30,754	26,170
Accrued liabilities	45,642	30,248
Current portion of debt and other current liabilities	14,016	20,516
Total current liabilities	90,412	76,934
Long-term debt, net of current portion	45	24
Long-term payables to affiliates	100,875	11,503
Other long-term liabilities	28,229	6,908
Total liabilities	219,561	95,369
Total stockholder's equity	459,090	395,381
Noncontrolling interest in subsidiary	611	683
Equity	459,701	396,064
Total liabilities and equity	$ 679,262	$ 491,433